Financial instruments (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Net (loss)/gain recognized in equity in respect of hedges of highly probable forecast transactions	₨ (905)	$ (11)	₨ 882	₨ 1,123
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Net gain recognized in finance costs in respect of foreign exchange derivative contracts and cross currency interest rate swaps contracts	62		245	96
Net (loss)/gain recognized in equity in respect of hedges of highly probable forecast transactions	(905)		883	1,123
Net (loss)/gain reclassified from equity and recognized as component of revenue occurrence of forecasted transaction	₨ (4,375)		₨ 525	₨ 340